Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Cash and cash equivalents	$ 196,369,224	$ 319,014,050	$ 170,044,602	$ 134,033,183
Other financial assets	9,815,358	22,745,469
Other non-financial assets	22,395,591	18,861,414
Trade and other current receivables	300,013,940	320,702,339
Accounts receivable from related parties	3,278,685	3,048,841
Inventories	232,434,461	228,062,237
Biological assets	9,459,071	8,489,873	8,157,688
Current tax assets	15,132,290	17,302,429
Non-current assets of disposal groups classified as held for sale	383,138	2,780,607
Total current assets	789,281,758	941,007,259
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	152,203,454	260,844,976
Other financial assets	1,411,002	1,284,308
Other non-financial assets	14,650,054	14,998,511
Trade and other current receivables	181,492,816	191,891,137
Accounts receivable from related parties	3,118,442	2,959,696
Inventories	183,592,686	181,084,437
Biological assets	8,568,831	7,914,384
Current tax assets	8,908,539	13,262,197
Non-current assets of disposal groups classified as held for sale	0	1,884,958
Total current assets	553,945,824	676,124,604
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	25,497,806	19,026,630	5,178,619
Other financial assets	8,221,686	20,990,836
Other non-financial assets	1,320,765	860,506
Trade and other current receivables	35,796,040	34,113,849
Accounts receivable from related parties	77,375	9,480
Inventories	0	198,068
Total current assets	70,913,672	75,199,369
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	2,592,865	954,640
Other financial assets	171,824	438,369
Other non-financial assets	4,785	5,078
Trade and other current receivables	9,709,996	10,152,559
Total current assets	12,479,470	11,550,646
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	7,473,053	33,207,046	17,983,303
Other non-financial assets	5,434,632	2,061,473
Trade and other current receivables	56,518,792	65,748,507
Inventories	34,513,163	34,392,396
Biological assets	890,240	575,489
Current tax assets	6,029,315	3,922,627
Non-current assets of disposal groups classified as held for sale	383,138	895,649
Total current assets	111,242,333	140,803,187
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	1,384,395	548,975	718,348
Other non-financial assets	79,070	72,792
Trade and other current receivables	4,350,677	5,128,068
Inventories	1,826,086	2,403,427
Current tax assets	194,436	117,605
Total current assets	7,834,664	8,270,867
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	2,763,191	2,495,748	7,758,211
Other non-financial assets	312,473	434,399
Trade and other current receivables	7,183,907	8,588,066
Accounts receivable from related parties	688	434
Inventories	8,107,700	7,669,975
Total current assets	18,367,959	19,188,622
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	1,130,907	676,270	$ 536,734
Other financial assets	10,846	31,956
Trade and other current receivables	1,762,184	2,344,849
Total current assets	2,903,937	3,053,075
Unidades de Fomento
Current assets [abstract]
Other non-financial assets	435,913	282,494
Trade and other current receivables	1,280,465	1,394,916
Accounts receivable from related parties	82,180	79,231
Total current assets	1,798,558	1,756,641
Bolivian Boliviano [Member]
Current assets [abstract]
Cash and cash equivalents	3,323,553	1,259,765
Other non-financial assets	157,899	146,161
Trade and other current receivables	1,919,063	1,340,388
Inventories	4,394,826	2,313,934
Total current assets	$ 9,795,341	$ 5,060,248